Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to Stock Option Grants

The following discussion of the timing of option awards in relation to the disclosure of material nonpublic information is provided as required by Item 402(x) of SEC Regulation S-K. The Company does not have a written policy regarding the timing of option awards in relation to the disclosure of material nonpublic information. The Company has not issued stock options since 2015 and it is not currently a major part of its compensation strategy. The Board's schedule for determining when to grant options occurs annually at a compensation committee meeting typically in January. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of option awards. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.

Award Timing Method	The following discussion of the timing of option awards in relation to the disclosure of material nonpublic information is provided as required by Item 402(x) of SEC Regulation S-K. The Company does not have a written policy regarding the timing of option awards in relation to the disclosure of material nonpublic information. The Company has not issued stock options since 2015 and it is not currently a major part of its compensation strategy. The Board's schedule for determining when to grant options occurs annually at a compensation committee meeting typically in January. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of option awards. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false